6. EQUIPMENT, VEHICLES AND FURNITURE: Schedule of Equipment, Vehicles and Furniture (Tables)	12 Months Ended
Jan. 31, 2026
Tables/Schedules
Schedule of Equipment, Vehicles and Furniture

	Balance February 1, 2025	Additions for the year	Disposals for the year	Balance January 31, 2026

Automobile
Value at Cost	$62,633	$-	$-	$62,633
Accumulated Depreciation	(53,686)	(2,684)	-	(56,370)
Net book value	8,947	(2,684)	-	6,263

Office furniture and equipment
Value at Cost	15,394	-	-	15,394
Accumulated Depreciation	(15,256)	(27)	-	(15,283)
Net book value	138	(27)	-	111

Computer equipment
Value at Cost	24,900		-	24,900
Accumulated Depreciation	(19,476)	(2,441)	-	(21,917)
Net book value	5,424	(2,441)	-	2,983

Totals	$14,509	$(5,152)	$-	$9,357
	Balance February 1, 2024	Additions for the year	Disposals for the year	Balance January 31, 2025

Automobile
Value at Cost	$62,633	$-	$-	$62,633
Accumulated Depreciation	(49,851)	(3,835)	-	(53,686)
Net book value	12,782	(3,835)	-	8,947

Office furniture and equipment
Value at Cost	15,394	-	-	15,394
Accumulated Depreciation	(15,221)	(35)	-	(15,256)
Net book value	173	(35)	-	138

Computer equipment
Value at Cost	33,384	6,924	(15,408)	24,900
Accumulated Depreciation	(33,276)	(1,605)	15,405	(19,476)
Net book value	108	5,319	(3)	5,424

Totals	$13,063	$1,449	$(3)	$14,509